Related Party Transactions - Summary of financial information of groups equity method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Loans	¥ 94,175,757	¥ 90,290,583
Total assets	248,780,722	231,550,704	¥ 221,651,500
Total liabilities	239,055,588	222,108,473
Total equity	9,725,134	9,442,231	9,688,157
Noncontrolling interests	809,643	528,019
Total interest and dividend income	3,388,791	1,443,941	1,456,556
Total interest expense	2,180,064	374,132	467,939
Provision (credit) for credit losses	93,753	214,408	112,776
Net interest income after provision (credit) for credit losses	1,114,974	855,401	875,841
Income before income tax expense	69,200	(242,500)	1,028,800
Net income	34,028	(101,471)	818,048
Equity Method Investee
Related Party Transaction [Line Items]
Loans	6,037,000	7,765,000
Total assets	29,367,000	30,180,000
Deposits	6,216,000	8,713,000
Total liabilities	26,506,000	27,474,000
Total equity	2,861,000	2,706,000
Noncontrolling interests	16,000	14,000
Total interest and dividend income	750,000	625,000	570,000
Total interest expense	239,000	182,000	188,000
Provision (credit) for credit losses	96,000	104,000	91,000
Net interest income after provision (credit) for credit losses	415,000	339,000	291,000
Income before income tax expense	261,000	332,000	237,000
Net income	¥ 194,000	¥ 246,000	¥ 178,000